Ownership of Shinhan Financial Group and its material consolidated subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shinhan Bank Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Card Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Investment Corp.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Life Insurance Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Orange Life Insurance Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	59.20%
Shinhan Capital Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Jeju Bank
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	75.30%	71.90%
Shinhan Credit Information Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Alternative Investment Management Inc.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan BNP Paribas Asset Management Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	65.00%	65.00%
SHC Management Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Data System
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Savings Bank
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Asia Trust Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	60.00%
Shinhan AITAS Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	99.80%	99.80%
Shinhan REITs Management Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan AI Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%
Shinhan Asia Limited
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong	Hong Kong
Proportion of ownership interest in subsidiary	99.90%	99.90%
Shinhan Bank America
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	USA	USA
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank Europe GmbH
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank Cambodia
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Cambodia	Cambodia
Proportion of ownership interest in subsidiary	97.50%	97.50%
Shinhan Bank Kazakhstan Limited
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Kazakhstan	Kazakhstan
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank Canada
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Canada	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank (China) Limited
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	China	China
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank Japan
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Japan	Japan
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank Vietnam Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Vietnam	Vietnam
Proportion of ownership interest in subsidiary	100.00%	100.00%
Banco Shinhan de Mexico
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Mexico	Mexico
Proportion of ownership interest in subsidiary	99.90%	99.90%
PT Bank Shinhan Indonesia
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Indonesia	Indonesia
Proportion of ownership interest in subsidiary	99.00%	99.00%
LLP MFO Shinhan Finance
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Kazakhstan	Kazakhstan
Proportion of ownership interest in subsidiary	100.00%	100.00%
PT. Shinhan Indo Finance
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Indonesia	Indonesia
Proportion of ownership interest in subsidiary	50.00%	50.00%
Shinhan Microfinance Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Myanmar	Myanmar
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Vietnam Finance
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Vietnam	Vietnam
Proportion of ownership interest in subsidiary	100.00%
Shinhan Investment Corp. USA Inc.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	USA	USA
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Investment Corp. Asia Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong	Hong Kong
Proportion of ownership interest in subsidiary	100.00%	100.00%
SHINHAN Securities Vietnam Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Vietnam	Vietnam
Proportion of ownership interest in subsidiary	100.00%	100.00%
PT. Shinhan Sekuritas Indonesia
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Indonesia	Indonesia
Proportion of ownership interest in subsidiary	99.00%	99.00%
PT Shinhan Asset Management Indonesia
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Indonesia	Indonesia
Proportion of ownership interest in subsidiary	75.00%	75.00%
Shinhan BNP Paribas Asset Management (Hong Kong) Limited
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong	Hong Kong
Proportion of ownership interest in subsidiary	100.00%	100.00%
SHINHAN DS VIETNAM CO.,LTD.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Vietnam	Vietnam
Proportion of ownership interest in subsidiary	100.00%	100.00%